Inventories	12 Months Ended
Dec. 31, 2019
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Inventories

NOTE 14   INVENTORIES

Accounting Policies, Estimates and Judgments

Inventories are valued monthly at the lower of cost and net realizable value. Costs are allocated to inventory using the weighted average cost method and include: direct acquisition costs, direct costs related to units of production and a systematic allocation of fixed and variable production overhead, as applicable.

Net realizable value is based on

Products and raw materials	Materials and supplies
selling price of the finished product (in ordinary course of business) less the estimated costs of completion and estimated costs to make the sale.	replacement cost.

A writedown is recognized if the carrying amount exceeds net realizable value and may be reversed if the circumstances which caused it no longer exist.

Various factors impact our estimates of net realizable value, including inventory levels, forecasted prices of key production inputs, global nutrient capacities, and crop price trends.

Supporting Information

	2019	2018
Product purchased for resale [1]	3,592	3,545
Finished products	524	501
Intermediate products	244	218
Raw materials	205	275
Materials and supplies	410	378
	4,975	4,917
1 Includes biological assets of $33 (December 31, 2018 – $2) measured at fair value less cost of disposal.

Inventories expensed to cost of goods sold during the year were $13,465 (2018 – $13,083).